Property Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Components of Property and Equipment

Property, plant and equipment consisted of the following (in thousands):

	June 30, 2017	December 31, 2016	Estimated Useful Lives
Vehicles	$30,916	$31,416	3-5 years
Computer equipment and software	39,814	27,006	3-5 years
Leasehold improvements	18,095	17,717	2-15 years
Office furniture, fixtures and equipment	14,619	13,508	7 years
Buildings	702	702	39 years
Build-to-suit lease building	8,247	5,004	10.5 years
Construction in process	3,397	9,908

Property, plant and equipment, gross	115,790	105,261
Accumulated depreciation and amortization	(50,131)	(41,635)

Property, plant and equipment, net	$65,659	$63,626

Property and equipment consisted of the following (in thousands):

	December 31,		Estimated Useful Lives
	2016	2015
Vehicles	$31,416	$26,935	3-5 years
Computer equipment and software	27,006	21,702	3-5 years
Leasehold improvements	17,717	17,434	2-15 years
Office furniture, fixtures and equipment	13,508	11,776	7 years
Buildings	702	702	39 years
Construction in process	9,908	3,837
Build-to-suit lease asset under construction	5,004	—

	105,261	82,386
Accumulated depreciation and amortization	(41,635)	(27,112)

Property plant and equipment, net	$63,626	$55,274